FEDERATED HERMES TOTAL RETURN SERIES, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 18, 2021

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-4720

RE:

FEDERATED HERMES TOTAL RETURN SERIES, INC (the “Registrant”)

Federated Hermes Select Total Return Bond Fund (the “Fund”)

Service Shares

Class R6 Shares

Institutional Shares

1933 Act File No. 33-50773

1940 Act File No. 811-7115

Dear Sir or Madam:

Post-Effective Amendment No. 102 under the Securities Act of 1933 and Amendment No. 106 under the Investment Company Act of 1940 to the Registration Statement of the above-named Registrant is hereby electronically transmitted. Parts of this filing have been electronically redlined to indicate changes from the Fund’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective May 27, 2021 pursuant to the provisions of Rule 485(a) paragraph (a)(1) under the Securities Act of 1933. A Rule 485(a) filing is being made to do the following: 1) re-position the Fund by changing the name to Federated Hermes Core Bond Fund, adjusting the Fund’s investment strategies and adding corresponding related performance information of a composite in the Fund’s statutory prospectus, and 2) re-structure the Fund’s share classes by adding a new Class R6 and re-designating the existing Service Shares as Class A Shares.

The Registrant respectively asks for comments within 45 days of this filing.

If you have any questions on the enclosed material, please contact me at (412) 288-8652.

Very truly yours,

/s/M. Allison Miller
M. Allison Miller
Senior Paralegal